Taxation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Taxation

3.	Taxation

Income tax is recognised or provided at amounts expected to be recovered or to be paid using the tax rates and tax laws that have been enacted or substantively enacted at the Group Statement of Financial Position date. Research and development tax credits are recognised on an accruals basis and are included as an income tax credit under current assets. The research and development tax credit recognised is based on management’s estimate of the expected tax claim for the period and is recorded within taxation under the Small and Medium-sized Enterprise Scheme.

	Six months ended 30 June 2023 unaudited £’000	Six months ended 30 June 2022 unaudited £’000
Income tax credit	288	337

7	Taxation

	2022 £’000	2021 £’000	2020 £’000
Current tax credit
Current tax credited to the income statement	825	646	1,144
Taxation payable in respect of foreign subsidiary	–	–	(21)
Adjustment in respect of prior year	7	–	158
Current tax credit	832	646	1,281
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	832	646	1,281

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2022 £’000	2021 £’000	2020 £’000
Loss before tax	(8,488)	(6,106)	(23,470)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2021: 19%; 2020: 19%)	(1,613)	(1,160)	(4,459)
Expenses not deductible for tax purposes	392	75	596
Income not taxable	(4)	(2)	(75)
Adjustment in respect of prior period	(7)	–	(158)
Surrender of tax losses for R&D tax refund	(357)	(280)	(491)
Deferred tax not recognised	757	721	3,306
Total tax credited to the income statement	(832)	(646)	(1,281)

The taxation credit arises on the enhanced research and development tax credits accrued for the respective periods.

An adjustment has been recognised in 2022 in respect of the prior period of £7k (2021: £Nil; 2020: £158k), this is as a result of a more detailed review of cost classification prior to the submission of tax returns to HMRC.